Fair value measurement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Financial Instruments Measured At Fair Value (Level 3)
The changes in level 3 items for the six months ended June 30, 2022 have been as follows:

(in €‘000)	Purchase options
Carrying amount at January 1, 2022	30,400
Movements in the six months ended June 30, 2022
Fair value gains on purchase options	3,856
Derecognition of substantive purchase option	(34,256)
Exercise of purchase option	—
Carrying amount at June 30, 2022	—

(in €‘000)	Warrant liabilities
Carrying amount at January 1, 2022	—
Movements in the six months ended June 30, 2022
Public warrants assumed as part of the SPAC Transaction	21,259
Private warrants assumed as part of the SPAC Transaction	20,993
Change in fair value of private warrant liabilities	(7,139)
Transfer of private placement warrant liabilities into level 1	(13,854)
Change in fair value of public warrant liabilities	(14,546)
Transfer of public warrant liabilities into level 1	(6,713)
Carrying amount at June 30, 2022	—

The changes in level 3 items for the year ended December 31, 2021 have been as follows:

(in €‘000)	Purchase options

Carrying amount at January 1, 2021	—
Movements during the year ended December 31, 2021
Option premium paid for purchase options	1,500
Fair value gain recognized as a share premium contribution	26,000
Fair value gains/(losses) recognized in other income/(expenses)	2,900
Carrying amount at December 31, 2021	30,400

Summary of Valuation Inputs To The Fair Value of Purchase Options	The following table summarizes the quantitative information about the significant unobservable input parameters used in the level 3 fair value measurement of the purchase options at the time of their derecognition or exercise in 2022, using a Black-Scholes pricing model.

	June 7, 2022	March 16, 2022
Purchase option	MOMA	Mega-E
Parameters
Spot price per share (in €)	253	437,000
Volatility	N/A	100.00%

The following table summarizes the quantitative information about the significant unobservable input parameters used in the level 3 fair value measurement of the purchase options using a Black-Scholes pricing model.

2021
Parameters – Purchase options to acquire an unlisted software company
Spot price per share (in €)	392
Volatility	15%
Parameters – Purchase option to acquire Mega-E
Spot price per share (in €)	397,000
Volatility	92%

Summary of Unobservable Input Parameters Used in The Valuation Model
The following table summarized the results of changes to significant unobservable input parameters used in the valuation model on the fair value of the purchase options:

(in €‘000)	2021
Changes to parameters – Purchase options to acquire an unlisted software company
5% increase/decrease in volatility	5% increase in volatility would result in an increase in fair value by €400 thousand. 5% decrease in volatility would result in a decrease in fair value by €330 thousand.
20% increase/decrease in the spot price	20% increase in the spot price would result in an increase in fair value by €12,040 thousand. 20% decrease in the spot price would result in a decrease in fair value by €3,200 thousand.

Changes to parameters – Purchase option to acquire Mega-E
30% increase/decrease in volatility	30% increase in volatility would result in an increase in fair value by €36 thousand. 30% decrease in volatility would result in a decrease in fair value by €315 thousand.
20% increase/decrease in the spot price	20% increase in the spot price would result in an increase in fair value by €7,110 thousand. 20% decrease in the spot price would result in a decrease in fair value by €6,993 thousand.